CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Profit or loss [abstract]
LOSS FOR THE PERIOD	$ (17)	¥ (122)	¥ (9,461)	$ (1,757)	¥ (12,443)	¥ (22,296)	¥ (54,971)
Other comprehensive (loss)/income that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the subsidiaries	549	3,991	(5,129)	(396)	(2,810)	(8,094)	3,252
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the Company	600	4,358	4,747	201	1,421	9,593	(10,909)
Total other comprehensive (loss)/ income for the period, net of tax	1,149	8,349	(382)	(195)	(1,389)	1,499	(7,657)
TOTAL COMPREHENSIVE (LOSS)/ INCOME FOR THE PERIOD	1,132	8,227	(9,843)	(1,952)	(13,832)	(20,797)	(62,628)
Owners of the Company
From continuing operations	1,132	8,227	(4,888)	(1,371)	(9,726)	(21,839)	(51,542)
From discontinued operations			(6,236)	(778)	(5,504)	(1,285)	(4,267)
Non-controlling interests
From continuing operations
From discontinued operations			1,281	197	1,398	2,327	(6,819)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ 1,132	¥ 8,227	¥ (9,843)	$ (1,952)	¥ (13,832)	¥ (20,797)	¥ (62,628)